Expense Example, No Redemption - PIMCO High Yield Spectrum Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	470	672	891	1,520	175	542	933	2,030